FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
401(k) Plan
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

McDONALD’S CORPORATION, EIN 36-2361282

McDONALD’S CORPORATION 401(k) PLAN, PLAN NUMBER 001

PLAN YEAR END DECEMBER 31, 2025

FORM 5500, SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

			(e) Market
(a)	(b) (c) Identity of Issuer / Description	(d) Cost**	Value

	MCDONALD’S CORPORATION COMMON STOCK
*	MCDONALDS CORP COM		35,453
*	MCDONALDS CORP COM		1,010,984,919
*	MCDONALDS CORP COM		341,346,839
	SUBTOTAL - MCDONALD’S CORPORATION STOCK		1,352,367,211

	MCDONALD'S LOAN ASSETS
*	MCDONALD’S LOAN ASSET (4.25-9.50%, 2025-2030)		30,380,848
	SUBTOTAL - MCDONALD’S LOAN ASSETS		30,380,848

	SYNTHETIC GUARANTEED INVESTMENT CONTRACTS
*	GOLDMAN SACHS ASSET MANAGEMENT INTERMEDIATE CORE FUND		69,715,966
	LOOMIS INTERMEDIATE GOV/CREDIT FUND		72,759,600
	WELLINGTON INTERMEDIATE CORE PORTFOLIO		58,708,011
*	GOLDMAN SACHS ASSET MANAGEMENT TERM FUND 2025		1,664,149
*	GOLDMAN SACHS ASSET MANAGEMENT TERM FUND 2026		16,211,470
*	GOLDMAN SACHS ASSET MANAGEMENT TERM FUND 2027		17,563,217
*	GOLDMAN SACHS ASSET MANAGEMENT TERM FUND 2028		17,878,926
*	GOLDMAN SACHS ASSET MANAGEMENT TERM FUND 2029		19,682,603
	SUBTOTAL - SYNTHETIC GUARANTEED INVESTMENT CONTRACTS		274,183,942

	COLLECTIVE TRUSTS
*	MFB NT COLLECTIVE AGGREGATE BOND INDEX FUND-NON LENDING		100,824,605
*	MFB NT COLLECTIVE S&P500 INDEX FUND-NON LENDING		648,507,090
*	MFB NT COLLECTIVE ALL COUNTRY WORLD EX-US IMI FUND - NON LENDING		167,537,106
*	NT COLLECTIVE EXTENDED EQUITY INDEX FD -NONLENDING		176,179,947
	MFO CAPITAL GROUP EMP BENEFIT INVT TR CAP GRP MULTI SEC FXD		176,618,422
	MFO BLACKROCK INSTL TR CO N A INVT FDS STRATEGIC COMPLETION		27,605,376
	MFO EATON VANCE TRUST COMPANY MULTI-ASSET CREDIT FUND II		25,893,622
*	MFO SSGA REIT INDEX NON LENDING SERIES FUND CMX2		1,495,841
*	MFO ST STR GLOBAL ADVISORS TR CO INVT TARGETRETIR INC SEC		18,122,543
*	MFB NT COLLECTIVE ALL COUNTRY WORLD EX-US IMI FUND - NON LENDING		2,147,445
*	MFB NT COLLECTIVE S&P500 INDEX FUND-NON LENDING		27,274,962
	MFO ARROWSTREET COLLECTIVE INVT TR GLOBAL EQUITY ACWI CIT CL G		94,599,007
	MFO FPA COLLECTIVE INVT TR GLOBAL EQUITY CITCL 1		94,765,341
	MFO GREAT GRAY COLLECTIVE INVT TR FEE CLASS D		77,706,059
	MFO PINESTONE ASSET MGMT COLLECTIVE INVT TR GLOBAL EQUITY CIT FOUNDERS CL		77,988,475
*	MFO ST STR GBL ADVISORS TR CO INVT FDS TARGET RET 25 SEC LEND		32,381,754
*	MFO ST STR GLOBAL ADVISORS TR CO INVT TARGETRETIR 30 SEC		58,367,785
*	MFO ST STR GLOBAL ADVISORS TR CO INVT TARGETRETIR 35 SEC		70,250,665
*	MFO ST STR GLOBAL ADVISORS TR CO INVT TARGETRETIR 40 SEC		62,365,803
*	MFO ST STR GLOBAL ADVISORS TR CO INVT TARGETRETIR 45 SEC		64,345,332
*	MFO ST STR GLOBAL ADVISORS TR CO INVT TARGETRETIR 50 SEC		55,554,570
*	MFO ST STR GLOBAL ADVISORS TR CO INVT TARGETRETIR 55 SEC		49,490,705
*	MFO ST STR GLOBAL ADVISORS TR CO INVT TARGETRETIR 60 SEC		38,369,490
*	MFO ST STR GLOBAL ADVISORS TR CO INVT TARGETRETIR 65 SEC		4,905,222
*	MFO ST STR GLOBAL ADVISORS TR CO INVT TARGETRETIR 70 SEC		1,115,807
	NT COLLECTIVE SHORT TERM INVT FD		38,000,096
	SUBTOTAL - COLLECTIVE TRUSTS		2,192,413,070

	103-12 INVESTMENTS
*	MFO PGIM RETIREMENT REAL ESTATE FUND II LP		36,006,535
	SUBTOTAL - 103-12 INVESTMENTS		36,006,535

	TOTAL ASSETS		3,885,351,606

*Party in Interest

**Historical cost is disclosed only for nonparticipant-directed investments